Loss per share	6 Months Ended
Dec. 31, 2022
Loss Per Share
Loss per share

5 Loss per share

a. Reconciliation of earnings used in calculating earnings per share

	31 December 2022	31 December 2021
	$	$
Basic earnings per share:
Loss attributable to the ordinary equity holders of the Company used in calculating basic/diluted earnings per share:
From continuing operations	(5,460,298)	(3,881,371)

b.	Weighted average number of shares used as denominator

	31 December 2022	31 December 2022
	Number	Number
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share *	9,233,965,143	9,206,953,433
Basic/diluted loss per share (cents per share)	(0.06)	(0.04)

*	The calculation of diluted loss per share - potential ordinary shares are considered anti-dilutive, therefore diluted loss per share is equivalent to basic loss per share.